Long-Term Debt - 2018 ABL Facility and Capitalized Interest - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended
	May 22, 2018	Jul. 02, 2015	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019
Debt Instrument [Line Items]
Outstanding letters of credit			$ 30,800,000		$ 30,800,000
Capitalized interest			100,000	$ 200,000	400,000	$ 500,000
Revolving Credit Facility | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility
Debt Instrument [Line Items]
Debt term		5 years
Maximum borrowing capacity	$ 1,000,000,000	$ 650,000,000
Springing maturity clause period	91 days
Credit facility increase limit	$ 250,000,000
Borrowings outstanding			0		0
Remaining borrowing capacity			844,700,000		844,700,000
Unused commitment fee, percentage		0.25%
Revolving Credit Facility | Line of Credit | LIBOR Rate | Senior Secured Asset-Based Revolving Credit Facility | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Facility | Line of Credit | LIBOR Rate | Minimum | Senior Secured Asset-Based Revolving Credit Facility | Variable Rate Component, One
Debt Instrument [Line Items]
Basis spread on variable rate		1.25%
Revolving Credit Facility | Line of Credit | LIBOR Rate | Maximum | Senior Secured Asset-Based Revolving Credit Facility | Variable Rate Component, One
Debt Instrument [Line Items]
Basis spread on variable rate		1.75%
Revolving Credit Facility | Line of Credit | Federal funds rate | Senior Secured Asset-Based Revolving Credit Facility | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Facility | Line of Credit | Base Rate | Minimum | Senior Secured Asset-Based Revolving Credit Facility | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.25%
Revolving Credit Facility | Line of Credit | Base Rate | Maximum | Senior Secured Asset-Based Revolving Credit Facility | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.75%
Letter of Credit | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding letters of credit			$ 21,100,000		$ 21,100,000